SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund

Supplement Dated February 9, 2007
to the Class A Shares Prospectus Dated September 30, 2006

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change to the Large Cap Diversified Alpha Fund's Investment Policy

At a meeting held on January 30, 2007, the Board of Trustees of SEI Institutional Investments Trust approved a change to the investment policy of the Large Cap Diversified Alpha Fund (the "Fund"). Currently, three of the Fund's sub-advisers, Analytic Investors, Inc., Aronson, Johnson & Ortiz, LP and Quantitative Management Associates LLC (the "Sub-Advisers"), are permitted to dedicate up to 20% of the portion of the Fund's assets that they manage to selling equity securities short, and to use the proceeds from such short sales to purchase additional equity securities for the Fund. The change in investment policy will increase the percentage of the assets that the Sub-Advisers may dedicate to these purposes to 30%. The Prospectus is hereby amended and supplemented to reflect this change by deleting the text of the "Investment Strategy" section for the Fund and inserting the following language in its place:

Under normal circumstances, the Large Cap Diversified Alpha Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or "alpha"), and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the fund in securities outside of the large cap market. The Fund seeks to exceed the total return of the Russell 1000 Index.

When investing directly in equity securities of large cap companies, such securities may include common stocks, preferred stocks or warrants. Sub-Advisers investing directly in equity securities may employ various strategies to seek to achieve excess returns. For example, certain Sub-Advisers may employ a long-only strategy, while other Sub-Advisers may also employ short sales. Sub-Advisers that engage in short sales may only do so in an amount up to 30% (measured at the time of investment) of the value of the portion of the Fund managed by that Sub-Adviser. When a Sub-Adviser sells securities short, it may use the proceeds from the sale to purchase long positions in additional equity securities. Short strategies may be used for both hedging and non-hedging purposes. The Fund may also invest in ETFs based on a large cap index.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of large cap equity securities, but which are composed of derivative instruments backed by other types of securities. These portfolio strategies are included in the Fund's principal investment strategy described above. The managers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a large cap benchmark by purchasing derivatives correlated to a broad large cap index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than large cap equities. Pursuant to a derivatives strategy, the Fund may invest in U.S. and foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the S&P 500 Index (between $1.4 million and $402 billion as of August 31, 2006).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-432 (2/07)

SEI INSTITUTIONAL INVESTMENTS TRUST

Global Managed Volatility Fund

Supplement Dated February 9, 2007
to the Class A Shares Prospectus Dated December 10, 2006

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change to the Global Managed Volatility Fund's Investment Policy

At a meeting held on January 30, 2007, the Board of Trustees of SEI Institutional Investments Trust approved a change to the investment policy of the Global Managed Volatility Fund (the "Fund"). Currently, one of the Fund's sub-advisers, Analytic Investors, Inc. ("the "Sub-Adviser"), is permitted to dedicate up to 20% of the portion of the Fund's assets that they manage to selling equity securities short, and to use the proceeds from such short sales to purchase additional equity securities for the Fund. The change in investment policy will increase the percentage of the assets that the Sub-Advisers may dedicate to these purposes to 30%. The Prospectus is hereby amended and supplemented to reflect this change by deleting the text of the "Investment Strategy" section for the Fund and inserting the following language in its place:

The Global Managed Volatility Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund. Each Sub-Adviser, in managing its portion of the Fund's assets, employs various investment strategies intended to achieve returns similar to that of the broad global equity markets, but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Adviser believes would produce a less volatile return stream to the market. Each Sub-Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-433 (2/07)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund

Supplement Dated February 9, 2007
to the Statement of Additional Information ("SAI") Dated September 30, 2006

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change to the Large Cap Diversified Alpha Fund's Investment Strategies

At a meeting held on January 30, 2007, the Board of Trustees of SEI Institutional Investments Trust approved a change to the investment policy of the Large Cap Diversified Alpha Fund (the "Fund"). Currently, three of the Fund's sub-advisers, Analytic Investors, Inc., Aronson, Johnson & Ortiz, LP and Quantitative Management Associates LLC (the "Sub-Advisers"), are permitted to dedicate up to 20% of the portion of the Fund's assets that they manage to selling equity securities short, and to use the proceeds from such short sales to purchase additional equity securities for the Fund. The change in investment policy will increase the percentage of the assets that the Sub-Advisers may dedicate to these purposes to 30%. Accordingly, under the section titled "Investment Objectives and Policies," the paragraphs relating to the Large Cap Diversified Alpha Fund are hereby deleted and replaced with the following:

LARGE CAP DIVERSIFIED ALPHA FUND—The investment objective of the Large Cap Diversified Alpha Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Large Cap Diversified Alpha Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies composed of derivative instruments correlated to large cap equity securities and backed by other types of securities. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the S&P 500 Composite Stock Price Index between $1.4 billion and $402 billion as of August 31, 2006.

When investing directly in equity securities of large cap companies, such securities may include common stocks, preferred stocks or warrants. Sub-Advisers investing directly in equity securities may employ various strategies to seek to achieve excess returns. For example, certain Sub-Advisers may employ a long-only strategy, while other Sub-Advisers may also employ short sales. Sub-Advisers that engage in short sales may only do so in an amount up to 30% (measured at the time of investment) of the value of the portion of the Fund managed by that Sub-Adviser. When a Sub-Adviser sells securities short, it may use the proceeds from the sale to purchase long positions in additional equity securities. Short strategies may be used for both hedging and non-hedging purposes. The Fund may also invest in ETFs based on a large cap index.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of large cap equity securities, but which are composed of derivative instruments backed by other types of securities. These portfolio strategies are included in the Fund's principal investment strategy described above. The managers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a large cap benchmark by purchasing derivatives correlated to a broad large cap index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than large cap equities. Pursuant to a derivatives strategy, the Fund may invest in U.S. and foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

In addition, in the section titled "Description of Permitted Investments and Risk Factors," the sub-section titled "Short Sales" is hereby deleted and replaced with the following:

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

The Large Cap Diversified Alpha Fund may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment), and the Large Cap Disciplined Equity and Large Cap Funds may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Large Cap Disciplined Equity, Large Cap Diversified Alpha and Large Cap Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Large Cap Disciplined Equity, Large Cap Diversified Alpha and Large Cap Funds having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Large Cap Disciplined Equity, Large Cap Diversified Alpha and Large Cap Funds to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-434 (2/07)

SEI INSTITUTIONAL INVESTMENTS TRUST

Global Managed Volatility Fund

Supplement Dated February 9, 2007
to the Statement of Additional Information ("SAI") Dated December 10, 2006

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change to the Global Managed Volatility Fund's Investment Strategies

At a meeting held on January 30, 2007, the Board of Trustees of SEI Institutional Investments Trust approved a change to the investment policy of the Global Managed Volatility Fund (the "Fund"). Currently, one of the Fund's sub-advisers, Analytic Investors, Inc. (the "Sub-Adviser"), is permitted to dedicate up to 20% of the portion of the Fund's assets that it manages to selling equity securities short, and to use the proceeds from such short sales to purchase additional equity securities for the Fund. The change in investment policy will increase the percentage of the assets that the Sub-Adviser may dedicate to these purposes to 30%. Accordingly, under the section titled "Investment Objectives and Policies," the paragraphs relating to the Global Managed Volatility Fund are hereby deleted and replaced with the following:

GLOBAL MANAGED VOLATILITY FUND—The Global Managed Volatility Fund seeks to provide capital appreciation with less volatility than the broad global equity markets. There can be no assurance that the Fund will achieve its investment objective.

The Global Managed Volatility Fund may invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants and equity options. The Fund also may invest in options on futures and swap agreements and engage in short sales. The Fund may invest in futures to hedge currency risk as well as for cash equitization purposes.

The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The sub-advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the sub-advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

In managing the Fund's currency exposure for foreign securities, the sub-advisers may buy and sell currencies for hedging purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the U.S. Securities and Exchange Commission (the "SEC"), as they may be amended, and any other applicable investment limitations.

In addition, the Fund may invest in securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

In addition, in the section titled "Description of Permitted Investments and Risk Factors," the sub-section titled "Short Sales" is hereby deleted and replaced with the following:

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

The Global Managed Volatility Fund may engage in short sales in an amount up to 30% of the Global Managed Volatility Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that it believes will underperform the market or its peers. When the Global Managed Volatility Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional equity securities that it believes will outperform the market or its peers. This strategy may effectively result in the Global Managed Volatility Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Global Managed Volatility Fund's share price and make the Global Managed Volatility Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Global Managed Volatility Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-435 (2/07)